Forward Purchase Agreement (Tables)	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
The following table presents the reconciliation of the fair value of the prepaid forward contract as of March 31, 2023 (in thousands):

March 31, 2023
Prepayment Amount	$60,096
Less: Value of derivative and Variable Maturity Consideration	(44,142)
Fair value of prepaid forward contract	$15,954